DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS
Summary of post-tax results of the discontinued operations

	December 31, 2022	December 31, 2021
Revenue	$96.8	$388.9
Expenses	98.4	365.5
(Loss) earnings before income taxes	(1.6)	23.4
Income tax expense	5.0	3.2
Net (loss) income	(6.6)	20.2
Impairment	(121.3)	—
Net (loss) income and comprehensive (loss) income from discontinued operations	$(127.9)	$20.2

	December 31, 2022	December 31, 2021
Operating cash flows from discontinued operations	$(35.4)	$5.7
Investing cash flows from discontinued operations	(7.2)	(61.7)
Financing cash flows from discontinued operations	(1.0)	(3.2)
Decrease in cash from discontinued operations	$(43.6)	$(59.2)